ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2023
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Canadian Solar Inc.(“CSI”) and its subsidiaries (collectively, the “Company”) is one of the world’s largest solar technology and renewable energy companies, leading manufacturer of solar photovoltaic modules, provider of solar energy and battery energy storage solutions, and developer of utility-scale solar power and battery energy storage projects. The Company’s geographic footprint is diversified, as its sales as well as development pipeline in various stages of development are located across North America, South America, Europe, South Africa, the Middle East, Australia and Asia.

CSI was incorporated pursuant to the laws of the Province of Ontario in October 2001, and in 2006, changed its jurisdiction by continuing under the Canadian federal corporate statute, the Canada Business Corporations Act, or CBCA. In July 2020, CSI filed articles of continuance to change its jurisdiction from the federal jurisdiction of Canada to the provincial jurisdiction of the Province of British Columbia. In July 2022, CSI completed its continuance from the corporate jurisdiction under the laws of the province of British Columbia to the corporate jurisdiction under the laws of the province of Ontario pursuant to the Business Corporations Act (Ontario), or OBCA. As a result, CSI is governed by the OBCA, and its affairs are governed by its notice of articles and the articles.

In July 2020, the Company announced its plan to carve-out and publicly list its subsidiary, CSI Solar Co., Ltd. (“CSI Solar”) in China (the “IPO”). Refer to Note 22 for further information.To qualify CSI Solar for the planned carve-out IPO and to bring in leading institutional investors and strategic partners (“third-party investors”), the Company completed a capital raise in 2020 by transferring a portion of CSI Solar shares to third-party investors for an aggregate consideration of RMB1.50 billion (approximately $219,000 on the date of transaction), and selected employees also purchased existing CSI Solar shares from the Company for an aggregated consideration of RMB31 million (approximately $4,500 on the date of transaction), following which, the third-party investors and Canadian Solar employees, in aggregate, owned 20.4% of CSI Solar as of December 31, 2022. The Company’s wholly-owned global project development business, its Recurrent Energy segment, is not a part of the IPO transaction.

In addition, CSI Solar approved an employee incentive plan and utilized a limited liability partnership as a vehicle to hold CSI Solar shares that were used under the employee incentive plan. Eligible CSI Solar directors, employees and board members have collectively subscribed to equity interest in the partnership for an aggregate of RMB248 million ($36,342 on the date of transaction), for which the vesting conditions include the completion of the IPO and the service period.

On June 9 , 2023, CSI Solar completed its IPO and its shares began trading on the Science and Technology Innovation Board (the “STAR Market”) of the Shanghai Stock Exchange (the “SSE”). In the STAR IPO, CSI Solar raised proceeds of $927,897, net of transaction costs. Upon completion of the IPO and as of December 31, 2023, the Company owned 62.24% of the outstanding CSI Solar shares. The Company continues to present CSI Solar as a segment subsequent to the IPO.

As of December 31, 2023, the Company operated two reportable segments as follows:

●	CSI Solar, which consists of solar module and battery energy storage manufacturing, and delivery of total system solutions, including inverters, solar system kits and EPC (engineering, procurement, and construction) services. CSI Solar’s e-STORAGE branded battery energy storage business includes its utility-scale turnkey battery system solutions, as well as a small but growing residential battery energy storage business. These storage systems solutions are complemented with long-term service agreements, including future battery capacity augmentation services.

●	Recurrent Energy, which is the Company’s clean energy project development platform with 15 years of experience delivering solar power and battery energy storage projects. It is vertically integrated and has strong expertise in greenfield origination, development, financing, execution, operations and maintenance, and asset management.